Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 540,217	$ 306,109	$ 546,527	$ 828,837	$ 799,697	$ 696,089
Trade receivables from provisional concentrate sales, net of fair value adjustment	8,703		5,360
Long-term investments - common shares held	86,899	$ 245,678	246,026	$ 255,076	$ 308,330	$ 255,535
Long-term investments - warrants held	1,172		652
Total net financial assets measured at fair value	636,991		798,565
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	86,899		246,026
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	540,217		546,527
Total net financial assets measured at fair value	627,116		792,553
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	86,899		246,026
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	8,703		5,360
Long-term investments - warrants held	1,172		652
Total net financial assets measured at fair value	9,875		6,012
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Total net financial assets measured at fair value	$ 0		$ 0